Filed Via EDGAR

Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

August 13, 2008

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account J ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "SLNY")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-136433

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account J.  The post-effective amendment is filed for the purpose of supplementing the registration statement with a prospectus and statement of additional information which uses 2001 CSO Mortality Tables.  Additional changes have been made to the prospectuses in reaction to Staff comments on pending submissions under File No. 333-136435.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue. A courtesy copy of the prospectuses, to be provided to the Commission Staff under separate cover, have been redlined to show the revisions made due to Staff comments on File No. 333-136435 and the differences between the 1980 CSO prospectus version and the 2001 CSO prospectus version as referenced above.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel